Commitments and Contingencies - Summary of Timing of Future Cash Payments of Lease Liabilities based on Contractual Undiscounted Cash Flows (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 421,791
3 Months or Less
Disclosure of maturity analysis of operating lease payments [line items]
Total	9,400
4 to 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Total	35,866
1 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total	142,628
Over 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Total	$ 233,897